UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21359

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

(Exact name of registrant as specified in charter)

113 King Street, Armonk, NY	10504
(Address of principal executive offices)	(Zip code)

Clifford D. Corso,

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

113 King Street

Armonk, NY 10504

(Name and address of agent for service)

Registrant’s telephone number, including area code: (914) 273-4545

Date of fiscal year end: July 31

Date of reporting period: October 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments

October 31, 2005 (unaudited)

State	Rating (S&P)*	Principal Amount (000)	Description	Optional Call Provisions**	Value
Municipal Bonds & Notes - 153.6%
Alabama - 0.8%
	BBB	$845	Courtland, AL Industrial Dev Brd Environ Imp Rev, AMT, Ser B, 6.25%, 08/01/25	08/01/13 @ 100	$901,995

California - 34.0%
	A-	4,000	California Dept of Water Res, Power Supply Rev, Ser A, 5.125%, 05/01/19	05/01/12 @ 101	4,191,240

	A	2,500	California Gen Oblig, 5.50%, 04/01/30	04/01/14 @ 100	2,696,950

	AAA	4,000	California Infra & Econ Dev Rev, Bay Area Toll Brdgs, 5.00%, 07/01/26 (FGIC)	07/01/13 @ 100	4,151,800

	A-	5,000	California Public Works Brd Dept Mental Health Lease Rev, 5.00%, 06/01/24	06/01/14 @ 100	5,083,500

	AA-	4,000	California Statewide Cmntys Dev Auth Rev, Sutter Health, Ser A, 5.00%, 11/15/43	11/15/15 @ 100	3,979,680

	A	6,000	California Var Purpose Gen Oblig, 5.125%, 11/01/24	11/01/13 @ 100	6,245,340

	A-	2,500	Chula Vista, CA Ind Dev Rev, AMT, 5.50% 12/01/21	06/02/14 @ 102	2,622,600

	AAA	2,750	Golden State Tobacco Settlement Rev, Ser B, 5.375%, 06/01/28 (Prerefunded @ 06/01/10)	06/01/10 @ 100	2,975,940

	AAA	4,000	Port of Oakland, CA Rev, AMT, Ser L, 5.00%, 11/01/22 (FGIC)	11/01/12 @ 100	4,109,200

	AAA	2,500	San Diego, CA Unified School Dist, Ser D, 5.25%, 07/01/25 (FGIC)	07/01/12 @ 101	2,721,600

					38,777,850

Colorado - 8.9%
	AAA	4,750	Colorado Dept of Trans Rev, Ser 940, 7.04%, 12/15/15 (FGIC) †	No call provision	5,505,013

	AA	4,500	Colorado Health Facs Auth Rev, 5.25%, 09/01/21	09/01/11 @ 100	4,694,445

					10,199,458

District of Columbia - 4.4%
	Aaa	2,000	District of Columbia HFA Multi Henson Ridge-Rmkt, AMT, 5.10%, 06/01/37 (FHA)	06/01/15 @ 102	2,001,640

	AAA	3,000	Metropolitan Washington D.C. Airport, AMT, Ser B, 5.00%, 10/01/34 (FSA)	10/01/14 @ 100	3,027,780

					5,029,420

Florida - 7.7%
	A+	2,500	Highlands Co., FL Health Facs Auth Rev, Ser B, 5.25%, 11/15/23	11/15/12 @ 100	2,592,100

	A+	3,000	Highlands Co., FL Health Facs Auth Rev, Ser D, 5.875%, 11/15/29	11/15/13 @ 100	3,216,960

	AA-	2,750	South Broward Co., FL Hosp Dist Rev, 5.60%, 05/01/27	05/01/12 @ 101	2,915,495

					8,724,555

Illinois - 2.7%
	A+	3,000	Illinois Dev Fin Auth Hosp Rev, 5.65%, 11/15/24	11/15/09 @ 101	3,127,290

Louisiana - 0.9%
	BBB	1,000	De Soto Parish, LA Environ Imp Rev, AMT, Ser A, 5.85%, 11/01/27	11/01/13 @ 100	1,035,460

Massachusetts - 4.8%
	AAA	5,000	Massachusetts Special Oblig Dedicated Tax Rev, 5.25%, 01/01/26 (FGIC) ††	01/01/14 @ 100	5,424,000

Michigan - 1.8%
	BBB+	2,000	Michigan Strategic Fund Ltd Oblig Rev Ref, Ser C, 5.45%, 09/01/29	09/01/11 @ 100	2,083,820

Missouri - 5.7%
	AAA	6,000	Missouri Health & Educ Facs Auth Rev, Ser A, 5.25%, 06/01/28 (Prerefunded @ 06/01/11) (AMBAC)	06/01/11 @ 101	6,554,820

Nevada - 5.0%
	A-	5,410	Henderson, NV Health Care Fac Rev, Ser A, 5.625%, 07/01/24	07/01/14 @ 100	5,738,603

New York - 33.9%
	A-	4,600	Long Island, NY Power Auth Rev, Ser A, 5.10%, 09/01/29	09/01/14 @ 100	4,785,334

	AA-	4,000	Metropolitan Trans Auth Rev, Ser A, 5.125%, 01/01/24	07/01/12 @ 100	4,158,600

	A+	1,500	New York Dorm Auth Lease Rev, Ser A, 5.375%, 05/15/22 ††	05/15/13 @ 100	1,657,620

	A+	2,500	New York Dorm Auth Lease Rev, Ser A, 5.375%, 05/15/23 ††	05/15/13 @ 100	2,762,700

	A3	1,500	New York Dorm Auth Rev, North Shore Long Island Jewish Group, 5.375%, 05/01/23	05/01/13 @ 100	1,572,990

	A+	5,000	New York, NY Gen Oblig, Ser J, 5.00%, 05/15/23	05/15/14 @ 100	5,143,300

	A+	3,650	New York Muni Bond Bank Agy Special School Purpose Rev, Ser C, 5.25%, 12/01/22	06/01/13 @ 100	3,847,940

	AA-	4,000	New York Tobacco Settlement Funding Corp, Ser A1, 5.50%, 06/01/19	06/01/13 @ 100	4,353,320

	AAA	5,000	Port Auth NY and NJ - Cons, 127th Rev, AMT, 5.20%, 12/15/26 (AMBAC)	06/15/12 @ 101	5,232,450

	A	5,000	Suffolk Co, NY Ind Dev Agy Rev, AMT, 5.25%, 06/01/27	06/01/13 @ 100	5,144,500

					38,658,754

North Carolina - 7.3%
	BBB	1,000	North Carolina Eastern Muni Power Agy Sys Rev Ref, Ser D, 5.125%, 01/01/23	01/01/13 @ 100	1,023,080

	BBB	1,000	North Carolina Eastern Muni Power Agy Sys Rev Ref, Ser D, 5.125%, 01/01/26	01/01/13 @ 100	1,015,800

	AAA	2,065	North Carolina Housing Fin Agy Rev, AMT, Ser 14A, 5.35%, 01/01/22 (AMBAC)	07/01/11 @ 100	2,119,557

	AA+	4,000	University of North Carolina 5.00%, 12/01/34	12/01/15 @ 100	4,144,080

					8,302,517

Ohio - 9.5%
	A+	3,000	Cuyahoga Co, OH Rev Ref, Ser A, 6.00%, 01/01/20	07/01/13 @ 100	3,354,600

	AA-	5,000	Lorain Co, OH Hosp Rev Ref, Ser A, 5.25%, 10/01/33	10/01/11 @ 101	5,159,700

	Aaa	2,250	Toledo, OH City School Dist Facs Imp Gen Oblig, 5.00%, 12/01/25 (FSA)	12/01/13 @ 100	2,337,773

					10,852,073

Pennsylvania - 3.9%
	BBB	2,340	Pennsylvania Higher Educ Facs Auth Rev, 5.25%, 05/01/23	05/01/13 @ 100	2,417,524

	BBB+	2,000	Pennsylvania State Higher Education, 5.00%, 07/15/39	07/15/15 @ 100	2,002,900

					4,420,424

Puerto Rico - 6.2%
	AAA	1,500	Puerto Rico Hwy & Trans Auth Rev, Ser J, 5.50%, 07/01/24 (Prerefunded @ 07/01/14)	07/01/14 @ 100	1,669,050

	BBB	5,000	Puerto Rico Public Bldgs Auth Rev, Ser I, 5.50%, 07/01/25	07/01/14 @ 100	5,384,800

					7,053,850

South Carolina - 3.2%
	AAA	2,500	Florence Co, SC Hosp Rev, Ser A, 5.25%, 11/01/27 (FSA)	11/01/14 @ 100	2,637,425

	BBB	1,000	Georgetown Co, SC Environ Imp Rev, AMT, Ser A, 5.30%, 03/01/28	03/01/14 @ 100	998,620

					3,636,045

South Dakota - 1.1%
	A+	1,200	South Dakota St Hlth & Edl Fac, 5.25%, 11/01/34	11/01/14 @ 100	1,227,624

Texas - 5.5%
	Aaa	2,000	Bexar Co, TX Housing Fin, AMT, 5.20%, 10/20/34 (GNMA/FHA)	10/20/14 @ 100	2,035,800

	AAA	4,000	Eagle Mtn & Saginaw, TX Indep School Dist, Ser A, 5.25%, 08/15/23 (PSF)	08/15/13 @ 100	4,243,400

					6,279,200

Virginia - 1.8%
	AAA	2,000	University of Virginia 5.00%, 06/01/37	06/01/15 @ 100	2,070,740

West Virginia - 4.5%
	AAA	5,000	West Virginia Housing Dev Fund Rev, Ser D, 5.20%, 11/01/21	05/01/11 @ 100	5,151,500

Total Municipal Bonds & Notes - 153.6%
	(Cost $167,493,020)				175,249,998

Rating (Moody)	Redemption Value (000)	Description		Value
Preferred Shares - 3.6%
A3	$2,000	Charter Mac Equity Trust, AMT, Ser A-4, 5.75%, 04/30/15 (remarketing), 144A		$2,106,220

A3	2,000	GMAC Municipal Mortgage Trust, AMT, Ser A1-3, 5.30%, 10/31/39, (10/31/19 remarketing), 144A		2,013,760
Total Preferred Shares

(Cost - $4,000,000)				4,119,980

Counterparty	Notional Amount (000)	Description	Expiration Date	Value
SWAPTIONS (1) - 1.3%
Goldman Sachs	$85,000	Option on a pay fixed/receive floating rate interest rate swap terminating on 09/03/08 (pay fixed rate of 5.20% and receive BMA rate with a weekly reset)	09/03/08	$1,310,000

Goldman Sachs	7,000	Option on a pay fixed/receive floating rate interest rate swap terminating on 09/03/08 (pay fixed rate of 6.50% and receive BMA rate with a weekly reset)	09/03/08	131,000

Goldman Sachs	50,000	Option on a pay fixed/receive floating rate interest rate swap terminating on 05/05/06 (pay fixed rate of 5.10% and receive BMA rate with a weekly reset)	05/05/06	29,000
Total SWAPTIONS

(Cost $5,602,500)				1,470,000

Total Investments (Cost $177,095,520) - 158.5%				$180,839,978

Other assets in excess of liabilities - 2.4%				2,722,454
Preferred Shares, at redemption value - (-60.9% of Net Assets Applicable to Common Shareholders or -38.4% of Total Investments)				(69,450,000)

Net Assets Applicable to Common Shareholders - 100.0% (2)				$114,112,432

*	For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. or Fitch Ratings is provided.

**	Date and price of the earliest optional call or redemption provision. There may be other call provisions at varying prices at later dates.

†	Inverse Floating Rate Security - the coupon rate changes inversely with interest rates. The rate shown reflects the rate at October 31, 2005.

††	This bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

(1)	Non-income producing securities.

(2)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:

AMBAC - Insured by Ambac Assurance Corporation

AMT - Alternative Minimum Tax

BMA - Bond Market Association

FGIC - Insured by Financial Guaranty Insurance Co.

FHA - Guaranteed by Federal Housing Administration

FSA - Insured by Financial Security Assurance, Inc.

GNMA - Guaranteed by Ginnie Mae

LIBOR - London Inter-Bank Offering Rate

PSF - Guaranteed by Texas Permanent School Fund

144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005 these securities amounted to $4,119,980, which represents 3.6% of net assets.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital /Claymore Managed Duration Investment Grade Municipal Fund

By:	/s/ Clifford D. Corso
Clifford D. Corso, President, Chief Executive Officer

Date: December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford D. Corso
Clifford D. Corso, President, Chief Executive Officer

Date: December 29, 2005

By:	/s/ Marc D. Morris
Marc D. Morris Treasurer

Date: December 29, 2005